SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Net (loss) income	$ (1,493)	$ 704	$ (1,650)	$ 1,960
Revenue	12,829	16,924	29,415	32,132
FFO from equity accounted investments	622	624	1,348	1,219
Interest expense	(1,715)	(1,833)	(3,567)	(3,449)
Current income taxes	(101)	(232)	(297)	(419)
Funds from operations	1,161	1,108	2,045	2,159
Equity	111,066	103,129	111,066	103,129	$ 116,846
Equity accounted investments	39,213		39,213		40,698
Additions to non-current assets1	3,117	20,243	8,393	26,012
Deferred income taxes	(96)	7	72	56
Tax expense (income)	5	239	369	475
Realized disposition gains in fair value changes or equity	469	7	562	239
Non-controlling interests in FFO	1,501	1,863	(3,482)	(3,465)
Equity Accounted Fair Value Changes And Other Non Funds From Operations	1,253	(379)	2,191	(128)
Fair value changes	(1,153)	(1,398)	(1,567)	(1,229)
Depreciation and amortisation expense	1,376	1,234	2,785	2,268
Asset management
Disclosure of operating segments [line items]
Revenue	55	61	116	107
FFO from equity accounted investments	67	0	119	0
Current income taxes	0	0	0	0
Funds from operations	355	400	735	723
Equity accounted investments	4,548		4,548		4,599
Additions to non-current assets1	64	0	64	0
Real Estate
Disclosure of operating segments [line items]
Revenue	1,848	2,560	4,463	5,150
FFO from equity accounted investments	186	241	417	515
Current income taxes	0	45	(15)	(61)
Funds from operations	89	316	308	566
Equity accounted investments	21,083		21,083		22,314
Additions to non-current assets1	1,963	1,925	3,877	3,655
Renewable Power
Disclosure of operating segments [line items]
Revenue	1,035	1,028	2,065	2,060
FFO from equity accounted investments	6	11	15	23
Current income taxes	(4)	15	(16)	(41)
Funds from operations	566	69	632	223
Equity accounted investments	1,037		1,037		1,154
Additions to non-current assets1	341	199	1,195	266
Infrastructure
Disclosure of operating segments [line items]
Revenue	2,096	1,806	4,369	3,537
FFO from equity accounted investments	284	271	619	502
Current income taxes	57	64	(116)	(129)
Funds from operations	84	62	221	256
Equity accounted investments	7,797		7,797		8,972
Additions to non-current assets1	418	594	809	4,314
Private Equity
Disclosure of operating segments [line items]
Revenue	7,247	10,738	17,339	19,882
FFO from equity accounted investments	80	85	196	152
Current income taxes	23	94	(98)	(124)
Funds from operations	137	326	302	501
Equity accounted investments	3,741		3,741		2,596
Additions to non-current assets1	311	17,505	2,330	17,734
Residential Development
Disclosure of operating segments [line items]
Revenue	447	594	855	1,033
FFO from equity accounted investments	4	13	6	17
Current income taxes	8	2	(13)	(5)
Funds from operations	(11)	18	(20)	(4)
Equity accounted investments	378		378		382
Additions to non-current assets1	12	13	31	30
Corporate Activities
Disclosure of operating segments [line items]
Revenue	101	137	208	363
FFO from equity accounted investments	(5)	3	(24)	10
Current income taxes	17	12	(39)	(59)
Funds from operations	(59)	(83)	(133)	(106)
Equity accounted investments	629		629		681
Additions to non-current assets1	8	7	87	13
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	828	654	1,698	1,235
Interest expense	0	(11)	0	(27)
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	688	549	1,433	1,022
Elimination of intersegment amounts | Real Estate
Disclosure of operating segments [line items]
Revenue	8	9	15	20
Elimination of intersegment amounts | Renewable Power
Disclosure of operating segments [line items]
Revenue	0	4	0	15
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	1	0	2	0
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	144	107	265	201
Elimination of intersegment amounts | Residential Development
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	(13)	(15)	(17)	(23)
Operating segments
Disclosure of operating segments [line items]
Revenue	13,657	17,578	31,113	33,367
Interest expense	(1,715)	(1,844)	(3,567)	(3,476)
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	743	610	1,549	1,129
Interest expense	0	0	0	0
Operating segments | Real Estate
Disclosure of operating segments [line items]
Revenue	1,856	2,569	4,478	5,170
Interest expense	755	884	(1,597)	(1,764)
Operating segments | Renewable Power
Disclosure of operating segments [line items]
Revenue	1,035	1,032	2,065	2,075
Interest expense	220	240	(448)	(466)
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	2,097	1,806	4,371	3,537
Interest expense	261	250	(552)	(469)
Operating segments | Private Equity
Disclosure of operating segments [line items]
Revenue	7,391	10,845	17,604	20,083
Interest expense	379	372	(774)	(579)
Operating segments | Residential Development
Disclosure of operating segments [line items]
Revenue	447	594	855	1,033
Interest expense	4	12	(12)	(25)
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	88	122	191	340
Interest expense	96	86	(184)	(173)
Common equity | Common shares
Disclosure of operating segments [line items]
Equity	27,925	$ 26,659	27,925	$ 26,659	30,868
Common equity | Common shares | Asset management
Disclosure of operating segments [line items]
Equity	4,950		4,950		4,927
Common equity | Common shares | Real Estate
Disclosure of operating segments [line items]
Equity	17,825		17,825		18,781
Common equity | Common shares | Renewable Power
Disclosure of operating segments [line items]
Equity	4,398		4,398		5,320
Common equity | Common shares | Infrastructure
Disclosure of operating segments [line items]
Equity	2,336		2,336		2,792
Common equity | Common shares | Private Equity
Disclosure of operating segments [line items]
Equity	3,494		3,494		4,086
Common equity | Common shares | Residential Development
Disclosure of operating segments [line items]
Equity	2,503		2,503		2,859
Common equity | Common shares | Corporate Activities
Disclosure of operating segments [line items]
Equity	(7,581)		(7,581)		$ (7,897)
Oaktree [Member] | Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	$ 290		$ 597